SUBSIDIARY HELD FOR SALE	12 Months Ended
Jun. 30, 2025
Subsidiary Held For Sale [Abstract]
SUBSIDIARY HELD FOR SALE	SUBSIDIARY HELD FOR SALE

ACCOUNTING POLICIES
Non-current assets, or disposal groups comprising of assets and liabilities, are classified as held-for-sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use.
Such assets, or disposal groups, are generally measured at the lower of their carrying amount and fair value less cost to sell.
Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro-
rata basis, except that no loss is allocated to inventories, financial assets, deferred tax assets or employee benefit assets, which continue to be measured in accordance with the Group's other accounting policies. Impairment losses on initial classification as held-for-sale and subsequent gains and losses on remeasurement are recognised in profit and loss.
Once classified as held-for-sale, property, plant and equipment are no longer amortised or depreciated.

Amounts in R million	2025	2024
Current assets held for sale comprise of:
Property, plant and equipment	48.4	—
Capital prepayments	56.9	—
Trade and other receivables	15.4	—
Cash and cash equivalents	0.1	—
	120.8	—
Current liabilities held for sale comprise of:
Trade and other payables	8.5	—
Loan payable	1.4	—
	9.9	—
Cash outflows attributable to subsidiary held for sale:
Net cash outflow from operating activities	5.6	—
Net cash outflow from investing activities	105.3	—
Net decrease in cash and cash equivalents	110.9	—

Loss from subsidiary held for sale	(2.1)	—

Stellar is a renewable energy company with a project to develop a 150MW solar plant in Polokwane, Limpopo. Ergo owns 50.25%
of the shares in Stellar and  has extended funding to develop the project to financial close through a short term credit facility and developmental loan. Following a strategic review, the Board has decided to sell Ergo's share in Stellar to focus on the Group's core mining activities. There is an ongoing active sale process, expected to be concluded during FY2026. Subsequent to year end, Ergo has converted its short-term credit facility to Stellar into equity, which increased its shareholding in Stellar to 89.94%, as of 18 August 2025.